LEASES - Right-of-use asset by type (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Right-of-use leased asset
Right of use asset	$ 10,975,652	$ 16,377,701
USD
Right-of-use leased asset
Incremental borrowing rate (as a percent)	6.28%
BRL
Right-of-use leased asset
Incremental borrowing rate (as a percent)	18.88%
Right-of-use leased asset
Right-of-use leased asset
Right of use asset	$ 23,581,646	30,142,835	$ 20,979,597
Right-of-use leased asset | Machinery and equipment
Right-of-use leased asset
Right of use asset	828,977	3,655,741
Right-of-use leased asset | Vehicles
Right-of-use leased asset
Right of use asset	1,320,402	1,214,933
Right-of-use leased asset | Equipment and computer software
Right-of-use leased asset
Right of use asset	1,410,332	1,347,568
Right-of-use leased asset | Land and buildings
Right-of-use leased asset
Right of use asset	$ 20,021,935	$ 23,924,593